PIMCO Variable Insurance Trust

Supplement Dated February 4, 2021 to the

Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M

Prospectus, each dated April 30, 2020, each as supplemented from time to time

Disclosure Related to the PIMCO Dynamic Bond Portfolio (the “Portfolio”)

Pacific Investment Management Company LLC (“PIMCO”) has announced that Mohsen Fahmi will retire from PIMCO effective December 31, 2021. Mr. Fahmi will continue to serve as a portfolio manager of the Portfolio until December 31, 2021 or such earlier date to be disclosed in a subsequent supplement.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_020421

PIMCO Variable Insurance Trust

Supplement Dated February 4, 2021 to the

PIMCO Dynamic Bond Portfolio Administrative Class Prospectus,

PIMCO Dynamic Bond Institutional Class Prospectus,

PIMCO Dynamic Bond Advisor Class Prospectus

and PIMCO Dynamic Bond Class M Prospectus,

each dated April 30, 2020, each as supplemented from time to time

Disclosure Related to the PIMCO Dynamic Bond Portfolio (the “Portfolio”)

Pacific Investment Management Company LLC (“PIMCO”) has announced that Mohsen Fahmi will retire from PIMCO effective December 31, 2021. Mr. Fahmi will continue to serve as a portfolio manager of the Portfolio until December 31, 2021 or such earlier date to be disclosed in a subsequent supplement.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_020421

PIMCO Variable Insurance Trust

Supplement dated February 4, 2021 to the

Statement of Additional Information dated April 30, 2020,

as supplemented from time to time

Disclosure Related to the PIMCO Dynamic Bond Portfolio (the “Portfolio”)

Pacific Investment Management Company LLC (“PIMCO”) has announced that Mohsen Fahmi will retire from PIMCO effective December 31, 2021. Mr. Fahmi will continue to serve as a portfolio manager of the Portfolio until December 31, 2021 or such earlier date to be disclosed in a subsequent supplement.

PVIT_SUPP3_020421